Decommissioning Liabilities - Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate, sensitivity range	1.00%	1.00%
Inflation rate, sensitivity range	1.00%	1.00%
One percent increase
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate	$ (387)	$ (319)
Inflation rate	519	419
One percent decrease
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate	515	419
Inflation rate	$ (392)	$ (320)